Indebtedness to Related Parties (Details)					6 Months Ended		12 Months Ended
	Dec. 20, 2023 USD ($)	Dec. 20, 2023 EUR (€)	Oct. 01, 2019 USD ($)	Apr. 01, 2019 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 20, 2023 EUR (€)	Nov. 03, 2022	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)
Indebtedness to Related Parties [Line Items]
Loan bear interest per annum					3.00%
Interest amount					$ 4,000
Related Party [Member]
Indebtedness to Related Parties [Line Items]
Interest amount							$ 403,420
WISeCoin [Member]
Indebtedness to Related Parties [Line Items]
Loan bear interest per annum										2.50%
Principal loan amount							2,750,000
WISeCoin [Member] | Related Party [Member]
Indebtedness to Related Parties [Line Items]
Proceeds from related party			$ 2,750,000	€ 250,000
Current receivable							8,656,171
Affiliates current payable					1,967,370
Advance affiliates					16,672,411
WISeKey [Member] | Related Party [Member]
Indebtedness to Related Parties [Line Items]
Current payables							2,180,054
WISeKey SA [Member] | Related Party [Member]
Indebtedness to Related Parties [Line Items]
Interest payable					$ 340,097
Debt Remission Agreement [Member] | Related Party [Member]
Indebtedness to Related Parties [Line Items]
Debt write off	$ 2,191,282	€ 2,000,000
Debt repaid outstanding (in Euro) | €								€ 3,000,000
Debt Remission Agreement [Member] | WISeCoin [Member]
Indebtedness to Related Parties [Line Items]
Interest remained outstanding							$ 305,700
Debt Remission Agreement [Member] | WISeCoin [Member] | Related Party [Member]
Indebtedness to Related Parties [Line Items]
Debt amount	$ 3,105,300								€ 3,000,000
Debt Remission Agreement [Member] | WISeKey [Member] | Related Party [Member]
Indebtedness to Related Parties [Line Items]
Debt amount											$ 5,871,714	€ 5,000,000